Non-cash items (Tables)	12 Months Ended
Aug. 31, 2022
Non-cash Items
Schedule of Non-cash items

	2022	2021
Depreciation	$122	$286
(Gain) loss on derivative warrant liabilities	2,317	(6,232)
Change in fair value of convertible debentures	-	901
Share based expense	3,113	2,933
Reclamation expense	134	134
Forgiveness of interest	-	(35)
Deferred revenue	2,485	-
Foreign exchange	-	50
Loss on assets disposal	36	-
Total Non-cash items	$8,207	$(1,963)